Commitment and Contingencies - Operating Lease Maturity (Details) $ in Thousands	Sep. 30, 2020 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2021	$ 6,617
2022	5,917
2023	5,348
2024	4,547
2025	3,603
Thereafter	10,389
Total minimum payments	36,421
Amounts representing interest	(3,119)
Present value of minimum lease payments	$ 33,302